Other revenues (Tables)	6 Months Ended
Jun. 30, 2018
Other revenues
in	2Q18	1Q18	2Q17	6M18	6M17
Other revenues (CHF million)
Noncontrolling interests without SEI	0	(1)	0	(1)	(1)
Loans held-for-sale	1	10	1	11	0
Long-lived assets held-for-sale	0	16	(4)	16	(11)
Equity method investments	52	69	65	121	106
Other investments	61	128	30	189	77
Other	201	205	234	406	436
Other revenues	315	427	326	742	607

Bank
Other revenues
in	6M18	6M17
Other revenues (CHF million)
Loans held-for-sale	11	0
Long-lived assets held-for-sale	16	(11)
Equity method investments	119	104
Other investments	188	76
Other	445	483
Other revenues	779	652